12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2019, 2018 and 2017 were as follows:

•$10,996 (2018 - $23,796; 2017 - $21,520) in mineral exploration expenses was related to depreciation;

•$Nil (2018 - $Nil; 2017 - $40,490) in equipment was purchased and financed with a long term loan. See Note 9.

•As at December 31, 2019, a total of $Nil (2018 - $3,311; 2017 - $Nil) in share issue costs were included in accounts payable and accrued liabilities and $77,800 (2018 - $32,000; 2017 - $Nil) were included in due to related parties.